   As filed with the Securities and Exchange Commission on December 15, 1995


                                        Securities Act Registration No. 33-12531
                                Investment Company Act Registration No. 811-5055
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                       POST-EFFECTIVE AMENDMENT NO. 17                       /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                       /X/


                               AMENDMENT NO. 19                              /X/


                        (CHECK APPROPRIATE BOX OR BOXES)
                                 --------------

                           PRUDENTIAL ALLOCATION FUND

               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292

              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THE REGISTRATION STATEMENT.
                                 --------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                       / / immediately upon filing pursuant to paragraph (b)

                       / / on (date) pursuant to paragraph (b)

                       / / 60 days after filing pursuant to paragraph (a)(1)


                       /X/ on March 4, 1996 pursuant to paragraph (a)(1)


                       / / 75 days after filing pursuant to paragraph (a)(2)

                       / / on (date) pursuant to paragraph (a)(2) of Rule 485

                       If appropriate, check the following box:

                       / / this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of beneficial interest, par value $.01 per share. The Registrant filed a notice for its fiscal year ended July 31, 1995 on or about September 28, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                             LOCATION
------------------------------------------------------------------------  -------------------------------------------
PART A
Item    1.  Cover Page..................................................  Cover Page
Item    2.  Synopsis....................................................  Fund Expenses
Item    3.  Condensed Financial Information.............................  Fund Expenses; Financial Highlights;
                                                                          General Information
Item    4.  General Description of Registrant...........................  Cover Page; How the Fund Invests; General
                                                                          Information
Item    5.  Management of the Fund......................................  Financial Highlights; How the Fund is
                                                                          Managed; General Information
Item    6.  Capital Stock and Other Securities..........................  Taxes, Dividends and Distributions; General
                                                                          Information
Item    7.  Purchase of Securities Being Offered........................  Shareholder Guide; How the Fund Values its
                                                                          Shares
Item    8.  Redemption or Repurchase....................................  Shareholder Guide; General Information
Item    9.  Pending Legal Proceedings...................................  Not Applicable
PART B
Item   10.  Cover Page..................................................  Cover Page
Item   11.  Table of Contents...........................................  Table of Contents
Item   12.  General Information and History.............................  General Information; Organization and
                                                                          Capitalization
Item   13.  Investment Objectives and Policies..........................  Investment Objectives and Policies;
                                                                          Investment Restrictions
Item   14.  Management of the Fund......................................  Trustees and Officers; Manager; Distributor
Item   15.  Control Persons and Principal Holders of Securities.........  Not Applicable
Item   16.  Investment Advisory and Other Services......................  Manager; Distributor; Custodian, Transfer
                                                                          and Dividend Disbursing Agent and
                                                                          Independent Accountants
Item   17.  Brokerage Allocation and Other Practices....................  Portfolio Transactions and Brokerage
Item   18.  Capital Stock and Other Securities..........................  Not Applicable
Item   19.  Purchase, Redemption and Pricing of Securities Being          Purchase and Redemption of Fund Shares;
            Offered.....................................................  Shareholder Investment Account; Net Asset
                                                                          Value
Item   20.  Tax Status..................................................  Taxes
Item   21.  Underwriters................................................  Distributor
Item   22.  Calculation of Performance Data.............................  Performance Information
Item   23.  Financial Statements........................................  Financial Statements
PART C
    Information  required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

  The Prospectuses, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 16 to Registrant's Registration Statement (File No. 33-12531) filed on October 27, 1995.



  The Statement of Additional Information, as supplemented, is incorporated herein by reference in its entirety from Post-Effective Amendment No. 16 to Registrant's Registration Statement (File No. 33-12531) filed on October 27, 1995.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

    (A) FINANCIAL STATEMENTS:

        (1) The following financial statements are included in the Prospectus constituting Part A of this Registration Statement:

           Financial Highlights.

        (2) The following financial statements are included in the Statement of Additional Information constituting Part B of this Registration Statement:

           Portfolio of Investments at July 31, 1995.

           Statement of Assets and Liabilities at July 31, 1995.

           Statement of Operations for the year ended July 31, 1995.

           Statement of Changes in Net Assets for the years ended July 31, 1995 and 1994.

           Notes to Financial Statements.

           Financial Highlights.

           Independent Auditors' Report.

    (B) EXHIBITS:

        1. (a) Amended and Restated Declaration of Trust. Incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on September 29, 1994 (File No. 33-12531).

            (b) Amended and Restated Certificate of Designation. Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on July 24, 1995 (File No. 33-12531).

        2. By-Laws of the Registrant. Incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on September 29, 1994 (File No. 33-12531).

        4. (a) Specimen receipt for shares of beneficial interest issued by the Registrant. Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on March 1, 1988 (File No. 33-12531).

            (b) Specimen receipt for Class A shares of beneficial interest of the Conservatively Managed Portfolio of the Registrant. Incorporated by reference to Exhibit No. 4(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-12531).

            (c) Specimen receipt for Class A and Class B shares of beneficial interest of the Strategy Portfolio. Incorporated by reference to Exhibit No. 4(c) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-12531).

        5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 4 to the Registration
            Statement  on  Form  N-1A  filed  on  October  31,  1989  (File  No.
            33-12531).

            (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No.4 to the Registration Statement on Form N-1A filed on October 31, 1989 (File No. 33-12531).

        6. (a) Distribution Agreement for Class A shares. Incorporated by reference to Exhibit No. 6(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on September 29, 1994 (File No. 33-12531).

            (b) Distribution Agreement for Class B shares. Incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on September 29, 1994 (File No. 33-12531).

            (c) Distribution Agreement for Class C shares. Incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on September 29, 1994 (File No. 33-12531).


            (d) Form of Distribution Agreement for Class Z shares. Incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on October 27, 1995 (File No. 33-12531).


        8. (a) Custodian Contract betwen the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on October 31, 1989 (File No. 33-12531).

            (b) Amendment to Custodian Contract. Incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-12531).

        9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on October 31, 1989 (File No. 33-12531).

        10. (a) Opinion of Counsel. Incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on August 31, 1987 (File No. 33-12531).

            (b) Opinion of Counsel. Incorporated by reference to Exhibit No. 10(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on September 27, 1995 (File No. 33-12531).

        11. Consent of Independent Auditors.*

        13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on August 31, 1987 (File No. 33-12531).

        15. (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on September 29, 1994 (File No. 33-12531).

            (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on September 29, 1994 (File No. 33-12531).

            (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on September 29, 1994 (File No. 33-12531).

        16. (a) Schedule of Computation of Performance Quotations. Incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on October 31, 1989 (File No. 33-12531).

            (b) Schedule of Computation of Performance Quotations for Class A shares. Incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on November 30, 1990 (File No. 33-12531).


        17. Financial Data Schedules. Filed as Exhibit No. 17 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on October 27, 1995 (File No. 33-12531).



        18. Rule 18f-3 Plan. Incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on October 27, 1995 (File No. 33-12531).


Other Exhibits

Powers of Attorney for: Edward D. Beach, Donald D. Lennox, Douglas H. McCorkindale, Thomas T. Mooney and Louis A. Weil, III. Executed copies incorporated by reference to Other Exhibits to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on October 31, 1989 (File No. 33-12531).
--------------
* Filed herewith

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  No person is controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


  As of November 3, 1995, there were 40,520 Class A shareholders of the Balanced Portfolio and 22,625 Class A shareholders of the Strategy Portfolio; 57,853 Class B shareholders of the Balanced Portfolio and 40,561 Class B shareholders of the Strategy Portfolio; and 322 Class C shareholders of the Balanced Portfolio and 71 Class C shareholders of the Strategy Portfolio.


ITEM 27. INDEMNIFICATION.

  As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, Trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit 6 to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. ("PMF") and The Prudential Investment Corporation ("PIC"), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17 (h) and 17 (i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  (a) Prudential Mutual Fund Management, Inc.

    See "How the Fund is Managed -- Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of the executive officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

    The business and other connections of PMF's directors and principal executive officers are set forth below. The address of each person is One Seaport Plaza, New York, NY 10292.


NAME AND ADDRESS                POSITION WITH PMF                             PRINCIPAL OCCUPATIONS
------------------------------  ------------------------------  --------------------------------------------------
Brendan D. Boyle                Executive Vice President,       Executive Vice President, Director of Marketing
                                Director of Marketing and         and Director, PMF; Senior Vice President,
                                Director                          Prudential Securities Incorporated (Prudential
                                                                  Securities); Chairman and Director, Prudential
                                                                  Mutual Fund Distributors, Inc. (PMFD)
Stephen P . Fisher              Senior Vice President           Senior Vice President, PMF; Senior Vice President,
                                                                  Prudential Securities; Vice President, PMFD
Frank W. Giordano               Executive Vice President,       Executive Vice President, General Counsel,
                                General Counsel, Secretary and    Secretary and Director, PMF and PMFD; Senior
                                Director                          Vice President, Prudential Securities; Director,
                                                                  Prudential Mutual Fund Services, Inc. (PMFS)
Robert F. Gunia                 Executive Vice President,       Executive Vice President, Chief Financial and
                                Chief Financial and               Administrative Officer, Treasurer and Director,
                                Administrative Officer,           PMF; Senior Vice President, Prudential
                                Treasurer and Director            Securities; Executive Vice President, Chief
                                                                  Financial Officer, Treasurer and Director, PMFD;
                                                                  Director, PMFS
Theresa A. Hamacher             Director                        Director, PMF; Vice President, The Prudential
751 Broad Street                                                  Insurance Company of America (Prudential); Vice
Newark, NJ 07102                                                  President, The Prudential Investment Corporation
                                                                  (PIC)
Timothy J. O'Brien              Director                        President, Chief Executive Officer, Chief
Raritan Plaza One                                                 Operating Officer and Director, PMFD; Chief
Edison, NJ 08837                                                  Executive Officer and Director, PMFS; Director,
                                                                  PMF
Richard A. Redeker              President, Chief Executive      President, Chief Executive Officer and Director,
                                Officer and Director              PMF; Executive Vice President, Director and
                                                                  Member of Operating Committee, Prudential
                                                                  Securities; Director, Prudential Securities
                                                                  Group, Inc. (PSG); Executive Vice President,
                                                                  PIC; Director, PMFD; Director, PMFS
S. Jane Rose                    Senior Vice President, Senior   Senior Vice President, Senior Counsel and
                                Counsel and Assistant             Assistant Secretary, PMF; Senior Vice President
                                Secretary                         and Senior Counsel, Prudential Securities


    (b) The Prudential Investment Corporation (PIC)

    See "How the Fund is Managed -- Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

NAME AND ADDRESS                POSITION WITH PIC                             PRINCIPAL OCCUPATIONS
------------------------------  ------------------------------  --------------------------------------------------
William M. Bethke               Senior Vice President           Senior Vice President, Prudential; Senior Vice
Two Gateway Center                                                President, PIC
Newark, NJ 07102
John D. Brookmeyer, Jr.         Senior Vice President           Senior Vice President, Prudential; Senior Vice
51 JFK Parkway                                                    President and Director, PIC
Short Hills, NJ 07078
Barry M. Gillman                Director                        Director, PIC
Theresa A. Hamacher             Vice President                  Vice President, Prudential; Vice President, PIC;
                                                                  Director, PMF
Harry E. Knapp, Jr.             President, Chairman of the      President, Chairman of the Board, Chief Executive
                                Board, Chief Executive Officer    Officer and Director, PIC; Vice President,
                                and Director                      Prudential
William P . Link                Senior Vice President           Executive Vice President, Prudential; Senior Vice
Four Gateway Center                                               President, PIC
Newark, NJ 07102
Richard A. Redeker              Executive Vice President        President, Chief Executive Officer and Director,
One Seaport Plaza                                                 PMF; Executive Vice President, Director and
New York, NY 10292                                                Member of Operating Committee, Prudential
                                                                  Securities; Director, PSG; Executive Vice
                                                                  President, PIC; Director, PMFD; Director, PMFS
Eric A. Simonson                Vice President and Director     Vice President and Director, PIC; Executive Vice
                                                                  President, Prudential
Claude J. Zinngrabe, Jr.        Executive Vice                  Vice President, Prudential; Executive Vice
                                President                         President, PIC

ITEM 29. PRINCIPAL UNDERWRITERS

  (a)(i) Prudential Securities Incorporated


    Prudential Securities is distributor for Prudential Government Securities Trust (Short-Intermediate Term Series), Prudential Jennison Fund, Inc. and The Target Portfolio Trust, and for Class B and Class C shares of The BlackRock Government Income Trust, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund (California Series and California Income Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc. Prudential Securities is also a depositor for the following unit investment trusts:


                          Corporate Investment Trust Fund
                          Prudential Equity Trust Shares
                          National Equity Trust
                          Prudential Unit Trusts
                          Government Securities Equity Trust
                          National Municipal Trust

    (ii) Prudential Mutual Fund Distributors, Inc.


    Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential
California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache MoneyMart Assets Inc. (d/b/a Prudential MoneyMart Assets), Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market
Fund), Prudential Tax-Free Money Fund, Inc., and for Class A shares of The BlackRock Government Income Trust, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc. Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc.

    (b)(i) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.


                                     POSITIONS AND                                  POSITIONS AND
                                     OFFICES WITH                                   OFFICES WITH
NAME(1)                              UNDERWRITER                                    REGISTRANT
-----------------------------------  ---------------------------------------------  --------------
Robert Golden......................  Executive Vice President and Director          None
One New York Plaza
New York, NY 10292
Alan D. Hogan......................  Executive Vice President, Chief                None
                                       Administrative Officer and Director
George A. Murray...................  Executive Vice President and Director          None
Leland B. Paton....................  Executive Vice President and Director          None
One New York Plaza
New York, NY 10292
Martin Pfinsgraff..................  Executive Vice President, Chief Financial      None
                                       Officer and Director
Vincent T. Pica II.................  Executive Vice President and Director          None
One New York Plaza
New York, NY 10292
Richard A. Redeker.................  Executive Vice President and Director          President and
                                                                                    Trustee
Hardwick Simmons...................  Chief Executive Officer, President and         None
                                       Director
Lee B. Spencer, Jr.................  Executive Vice President, General Counsel      None
                                       Secretary, and Director


    (ii) Information concerning the officers and directors of Prudential Mutual Fund Distributors, Inc. is set forth below.


Joanne Accurso-Soto................  Vice President                                 None
Dennis N. Annarumma................  Vice President, Assistant Treasurer and        None
                                       Assistant Comptroller
Phyllis J. Berman..................  Vice President                                 None
Brendan D. Boyle...................  Chairman and Director                          None
Stephen P . Fisher.................  Vice President                                 None
Frank W. Giordano..................  Executive Vice President, General Counsel,     None
                                       Secretary and Director
Robert F. Gunia....................  Executive Vice President, Chief Financial      Vice President
                                       Officer, Treasurer, and Director
Timothy J. O'Brien ................  President, Chief Executive Officer, Chief      None
Raritan Plaza One                      Operating Officer and Director
Edison, NJ 08837

                                     POSITIONS AND                                  POSITIONS AND
                                     OFFICES WITH                                   OFFICES WITH
NAME(1)                              UNDERWRITER                                    REGISTRANT
-----------------------------------  ---------------------------------------------  --------------
Richard A. Redeker.................  Director                                       President and
                                                                                    Trustee
Andrew J. Varley ..................  Vice President                                 None
Raritan Plaza One
Edison, NJ 08837

--------------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.


    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102 the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1 (b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Two Gateway Center, Newark, New Jersey 07102. Documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31. MANAGEMENT SERVICES

  Other than as set forth under the captions "How the Fund is Managed -- Manager" and "How the Fund is Managed -- Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

  The  Registrant hereby undertakes to furnish  each person to whom a Prospectus
is  delivered  with  a  copy  of  the  Registrant's  latest  annual  report   to
shareholders upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 14th day of December, 1995.


                               PRUDENTIAL ALLOCATION FUND

                               /s/ Richard A. Redeker
         -----------------------------------------------------------------------
                               (RICHARD A. REDEKER, PRESIDENT)

    Pursuant   to  the  requirements  of  the   Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                                        DATE
-----------------------------------  -----------------------------------  --------------------
/s/ Susan C. Cote                    Treasurer and Principal Financial    December 14, 1995
---------------------------------      and Accounting Officer
  SUSAN C. COTE

/s/ Edward D. Beach                  Trustee                              December 14, 1995
---------------------------------
  EDWARD D. BEACH

/s/ Donald D. Lennox                 Trustee                              December 14, 1995
---------------------------------
  DONALD D. LENNOX

/s/ Douglas H. McCorkindale          Trustee                              December 14, 1995
---------------------------------
  DOUGLAS H. MCCORKINDALE

/s/ Thomas T. Mooney                 Trustee                              December 14, 1995
---------------------------------
  THOMAS T. MOONEY

/s/ Richard A. Redeker               Trustee and President                December 14, 1995
---------------------------------
  RICHARD A. REDEKER

/s/ Louis A. Weil, III               Trustee                              December 14, 1995
---------------------------------
  LOUIS A. WEIL, III

                                 EXHIBIT INDEX


 EXHIBIT
NUMBER                                                                     PAGE
-------------------------------------------------------------------------  ----
 1.  (a)  Amended  and  Restated Declaration  of  Trust.  Incorporated by
     reference to Exhibit No. 1(a) to Post-Effective Amendment No. 13  to
     the Registration Statement on Form N-1A filed via EDGAR on September
     29, 1994 (File No. 33-12531).
     (b) Amended and Restated Certificate of Designation. Incorporated by
     reference  to Exhibit No. 1(b) to Post-Effective Amendment No. 14 to
     the Registration Statement on Form N-1A filed via EDGAR on July  24,
     1995 (File No. 33-12531).
 2.  By-Laws  of the Registrant. Incorporated by reference to Exhibit No.
     2 to Post-Effective Amendment No.  13 to the Registration  Statement
     on  Form  N-1A  filed via  EDGAR  on  September 29,  1994  (File No.
     33-12531).
 4.  (a) Specimen receipt for shares of beneficial interest issued by the
     Registrant.  Incorporated  by   reference  to  Exhibit   No.  4   to
     Post-Effective Amendment No. 2 to the Registration Statement on Form
     N-1A filed on March 1, 1988 (File No. 33-12531).
     (b)  Specimen receipt for  Class A shares  of beneficial interest of the Conservatively Managed Portfolio of the Registrant. Incorporated
     by reference to Exhibit No.  4(b) to Post-Effective Amendment No.  7
     to  the Registration  Statement on Form  N-1A filed  on November 30,
     1990 (File No. 33-12531).
     (c) Specimen receipt for  Class A and Class  B shares of  beneficial interest  of the  Strategy Portfolio.  Incorporated by  reference to
     Exhibit  No.  4(c)  to  Post-Effective   Amendment  No.  7  to   the
     Registration Statement on Form N-1A filed on November 30, 1990 (File
     No. 33-12531).
 5.  (a)  Management  Agreement  between  the  Registrant  and Prudential
     Mutual Fund Management,  Inc. Incorporated by  reference to  Exhibit
     No.  5(a)  to Post-Effective  Amendment  No. 4  to  the Registration
     Statement  on  Form  N-1A  filed  on  October  31,  1989  (File  No.
     33-12531).
     (b) Subadvisory Agreement between Prudential Mutual Fund Management,
     Inc.  and  The  Prudential Investment  Corporation.  Incorporated by
     reference to Exhibit  No. 5(b) to  Post-Effective Amendment No.4  to
     the  Registration Statement on  Form N-1A filed  on October 31, 1989
     (File No. 33-12531).
 6.  (a) Distribution  Agreement  for  Class A  shares.  Incorporated  by reference  to Exhibit No. 6(a) to Post-Effective Amendment No. 13 to
     the Registration Statement on Form N-1A filed via EDGAR on September
     29, 1994 (File No. 33-12531).
     (b) Distribution  Agreement  for  Class B  shares.  Incorporated  by reference  to Exhibit No. 6(b) to Post-Effective Amendment No. 13 to
     the Registration Statement on Form N-1A filed via EDGAR on September
     29, 1994 (File No. 33-12531).
     (c) Distribution  Agreement  for  Class C  shares.  Incorporated  by reference  to Exhibit No. 6(c) to Post-Effective Amendment No. 13 to
     the Registration Statement on Form N-1A filed via EDGAR on September
     29, 1994 (File No. 33-12531).
     (d) Form of Distribution Agreement for Class Z shares.  Incorporated by  reference to Exhibit No. 6(d) to Post-Effective Amendment No. 16
     to the  Registration  Statement on  Form  N-1A filed  via  EDGAR  on
     October 27, 1995 (File No. 33-12531).
 8.  (a)  Custodian Contract betwen the  Registrant and State Street Bank and Trust Company.  Incorporated by  reference to Exhibit  No. 8  to
     Post-Effective Amendment No. 4 to the Registration Statement on Form
     N-1A filed on October 31, 1989 (File No. 33-12531).
     (b)  Amendment to  Custodian Contract. Incorporated  by reference to
     Exhibit  No.  8(b)  to  Post-Effective   Amendment  No.  7  to   the
     Registration Statement on Form N-1A filed on November 30, 1990 (File
     No. 33-12531).
 9.  Transfer  Agency and  Service Agreement  between the  Registrant and
     Prudential Mutual Fund Services, Inc. Incorpo-
     rated by reference to Exhibit No. 9 to Post-Effective Amendment  No.
     4 to the Registration Statement on Form N-1A
     filed on October 31, 1989 (File No. 33-12531).

10.  (a)  Opinion of Counsel. Incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment  No. 2 to  the Registration Statement  on
     Form N-1A filed on August 31, 1987 (File No. 33-12531).
     (b)  Opinion of  Counsel. Incorporated  by reference  to Exhibit No.
     10(b)  to  Post-Effective  Amendment  No.  15  to  the  Registration
     Statement  on Form N-1A filed via  EDGAR on September 27, 1995 (File
     No. 33-12531)
11.  Consent of Independent Auditors.*
13.  Purchase Agreement. Incorporated by reference  to Exhibit No. 13  to
     Pre-Effective  Amendment No. 2 to the Registration Statement on Form
     N-1A filed on August 31, 1987 (File No. 33-12531).
15.  (a) Distribution and Service Plan  for Class A shares.  Incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 13
     to  the  Registration  Statement on  Form  N-1A filed  via  EDGAR on
     September 29, 1994 (File No. 33-12531).
     (b) Distribution and Service Plan  for Class B shares.  Incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 13
     to  the  Registration  Statement on  Form  N-1A filed  via  EDGAR on
     September 29, 1994 (File No. 33-12531).
     (c) Distribution and Service Plan  for Class C shares.  Incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 13
     to  the  Registration  Statement on  Form  N-1A filed  via  EDGAR on
     September 29, 1994 (File No. 33-12531).
16.  (a) Schedule of Computation of Performance Quotations.  Incorporated
     by  reference to Exhibit No. 16 to Post-Effective Amendment No. 4 to
     the Registration Statement on  Form N-1A filed  on October 31,  1989
     (File No. 33-12531).
     (b)  Schedule of Computation  of Performance Quotations  for Class A
     shares.  Incorporated  by   reference  to  Exhibit   No.  16(b)   to
     Post-Effective Amendment No. 7 to the Registration Statement on Form
     N-1A filed on November 30,
     1990 (File No. 33-12531).
17.  Financial  Data Schedules. Filed as Exhibit No. 17 to Post-Effective
     Amendment No. 16 to  the Registration Statement  on Form N-1A  filed via EDGAR on October 27, 1995 (File No. 33-12531).
18.  Rule  18f-3 Plan.  Incorporated by  reference to  Exhibit No.  18 to
     Post-Effective Amendment  No. 16  to the  Registration Statement  on
     Form N-1A filed via EDGAR on October 27, 1995 (File No. 33-12531).

--------------
* Filed herewith